Annual Total Returns [BarChart] - First Trust Nasdaq Pharmaceuticals ETF - First Trust Nasdaq Pharmaceuticals ETF	Aug. 02, 2021
Bar Chart Table:
2017	18.80%
2018	(8.36%)
2019	22.35%
2020	10.87%